Offerings - Offering: 1	Oct. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 34,500,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 3,001.50
Offering Note	Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"), the amount registered includes Class A Ordinary Shares, par value US$0.0001 per share, that may be purchased by the underwriter pursuant to its option to purchase up to 15% additional Class A Ordinary Shares, par value US$0.0001 per share, to cover over-allotments, if any. In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Class A Ordinary Shares, par value US$0.0001 per share, that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.